Other Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Income
Schedule of interest and other income
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$78,955	$81,267	$233,974	$226,261
Cost of sales	(70,022)	(67,915)	(201,097)	(191,636)

	8,933	13,352	32,877	34,625
Interest and Other	14,234	20,737	63,392	47,223

Total	$23,167	$34,089	$96,269	$81,848

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.